Schedule II - Valuation And Qualifying Accounts Schedule II - Valuation And Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Summary of Valuation Allowance [Table Text Block]
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
($ in millions)

Classification	Balance at Beginning of Period (a)	Charged to Costs & Expenses	Impact of Currency	Charged to Other Accounts		Write Offs, Write Downs & Deductions	Balance at End of Period (a)
Year Ended December 31, 2014:
Allowances deducted from asset account
Allowance for doubtful accounts	$147.4	$42.8	$(5.8)	$13.3	(b)	$(48.4)	$149.3
Year Ended December 31, 2013:
Allowances deducted from asset account
Allowance for doubtful accounts	$148.1	$27.9	$(1.6)	$4.2	(b)	$(31.2)	$147.4
Year Ended December 31, 2012:
Allowances deducted from asset account
Allowance for doubtful accounts	$142.6	$39.5	$(0.7)	$4.2	(b)	$(37.5)	$148.1

Notes:

(a)	Amounts include allowance for doubtful accounts classified as current and non-current.

(b)	Amounts related to businesses acquired, net of amounts related to businesses disposed not included in discontinued operations.